UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):               [X] is a restatement.
                                                  [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Rockbay Capital Management, LP
Address:                600 Fifth Avenue, 24th Floor
                        New York, New York 10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:                   Rockbay Capital Advisors, Inc., its general partner
Name:                   Atul Khanna
Title:                  CEO
Phone:                  212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna               New York, NY                  5/20/04
----------------              -------------                 -------
  [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1
Form 13F Information Table Entry Total:                57
Form 13F Information Table Value Total:                458,835
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.     Form 13F File Number       Name

        01                                 Rockbay Capital Advisors, Inc.


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                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/     INVSTMT     OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL     DSCRETN     MANAGERS    SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- --------------- -------    ------  ------  ----
AT&T Wireless                  COM              00209a106     8622   633500 SH       SHARED-DEFINED     01       633500
AT&T Wireless                  COM              00209a106     2042   150000 SH CALL  SHARED-DEFINED     01       150000
Advanced Medical Optics        COM              00763m108     8296   340000 SH       SHARED-DEFINED     01       340000
Altria Group                   COM              02209s103    20419   375000 SH       SHARED-DEFINED     01       375000
Altria Group                   COM              02209s103    17969   330000 SH PUT   SHARED-DEFINED     01       330000
BKF Capital Group              COM              05548g102     4778   185200 SH       SHARED-DEFINED     01       185200
Banta Corp                     COM              066821109     6240   134800 SH       SHARED-DEFINED     01       134800
Boise Cascade                  COM              097383103    29279   845000 SH       SHARED-DEFINED     01       845000
Boise Cascade                  COM              097383103     6930   200000 SH CALL  SHARED-DEFINED     01       200000
Boise Cascade                  COM              097383103    10395   300000 SH PUT   SHARED-DEFINED     01       300000
Cablevision Systems            COM              12686c109    10067   440000 SH       SHARED-DEFINED     01       440000
California Coastal Communicati COM              129915203     3545   194800 SH       SHARED-DEFINED     01       194800
Caraco Pharm Labs              COM              14075t107     4092   402800 SH       SHARED-DEFINED     01       402800
Chippac Inc.                   COM              169657103     7000   885000 SH       SHARED-DEFINED     01       885000
Circuit City Stores            COM              172737108     7232   640000 SH       SHARED-DEFINED     01       640000
Clarus Corporation             COM              182707109     7952   800000 SH       SHARED-DEFINED     01       800000
Clorox                         COM              189054109     9537   195000 SH       SHARED-DEFINED     01       195000
Commonwealth Telephone         COM              203349105     4921   120000 SH       SHARED-DEFINED     01       120000
Conseco Inc.                   COM              208464883     7527   325000 SH       SHARED-DEFINED     01       325000
Conseco Inc.                   COM              208464883     4632   200000 SH PUT   SHARED-DEFINED     01       200000
Consol Energy Inc.             COM              20854p109     5360   200000 SH       SHARED-DEFINED     01       200000
DDI Corp                       COM              233162304     1031   100000 SH       SHARED-DEFINED     01       100000
Danielson Holding Corp         COM              236274106     1860   200000 SH       SHARED-DEFINED     01       200000
Eagle Materials B              COM              26969p207     3212    55000 SH       SHARED-DEFINED     01       55000
Footstar Inc.                  COM              344912100      980   400000 SH       SHARED-DEFINED     01       400000
Halliburton Company            COM              406216101    21273   700000 SH       SHARED-DEFINED     01       700000
Halliburton Company            COM              406216101     8205   270000 SH CALL  SHARED-DEFINED     01       270000
Hayes Lemmerz Intl.            COM              420781304     7541   490000 SH       SHARED-DEFINED     01       490000
Holly Corp                     COM              435758305     6108   191700 SH       SHARED-DEFINED     01       191700
Hudson Highland Group, Inc     COM              443792106     1625    58300 SH       SHARED-DEFINED     01       58300
IDT Corp-Class B               COM              448947309     3023   150000 SH       SHARED-DEFINED     01       150000
Intergraph Corp                COM              458683109    16739   690000 SH       SHARED-DEFINED     01       690000
Intertan Inc.                  COM              461120107     3213   230000 SH       SHARED-DEFINED     01       230000
J.C. Penney Co.                COM              708160106    10434   300000 SH       SHARED-DEFINED     01       300000
J.C. Penney Co.                COM              708160106     5217   150000 SH CALL  SHARED-DEFINED     01       150000
Liberty Media                  COM              530718105     8760   800000 SH       SHARED-DEFINED     01       800000
MI Developments Inc.           COM              55304x104    12491   446100 SH       SHARED-DEFINED     01       446100
Magellan Health                COM              559079207    15315   545000 SH       SHARED-DEFINED     01       545000
Marathon Oil Corp              COM              565849106     4343   129000 SH       SHARED-DEFINED     01       129000
Metals USA                     COM              591324207     2004   155000 SH       SHARED-DEFINED     01       155000
Motorola Inc.                  COM              620076109     7920   450000 SH       SHARED-DEFINED     01       450000
NeighborCare Inc.              COM              64015y104     7795   320000 SH       SHARED-DEFINED     01       320000
PG & E Corp                    COM              69331C108    21872   755000 SH       SHARED-DEFINED     01       755000
PG & E Corp                    COM              69331C108     4346   150000 SH CALL  SHARED-DEFINED     01       150000
Pathmark Stores Inc.           COM              70322a101     7382   925000 SH       SHARED-DEFINED     01       925000
Pentair Inc.                   COM              709631105    11310   191700 SH       SHARED-DEFINED     01       191700
Plains Expl & Prod Co LP       COM              726505100     2796   150000 SH       SHARED-DEFINED     01       150000
Plains Resources Inc.          COM              726540503    19449  1069800 SH       SHARED-DEFINED     01       1069800
Resource America               COM              761195205    12037   652400 SH       SHARED-DEFINED     01       652400
Solutia Inc.                   COM              834376105      419  1075000 SH       SHARED-DEFINED     01       1075000
Southern Union                 COM              844030106     9380   495000 SH       SHARED-DEFINED     01       495000
Sunterra Corp                  COM              86787d208     4078   301200 SH       SHARED-DEFINED     01       301200
Tenaris SA Sponsored ADR       COM              88031m109     2528    77093 SH       SHARED-DEFINED     01       77093
TV Azteca S.A.                 COM              901145102     4475   475000 SH CALL  SHARED-DEFINED     01       475000
UnitedGlobalCom Inc. - Class A COM              913247508     8323   980334 SH       SHARED-DEFINED     01       980334
Washington Group Intl          COM              938862208    10995   300000 SH       SHARED-DEFINED     01       300000
Zilog Inc.                     COM              989524301     3521   279000 SH       SHARED-DEFINED     01       279000

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